MEMBERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
MEMBERS' EQUITY
Schedule of basic earnings per unit based on net income

	Nine Months Ended
	September 30, 2021	September 30, 2020
Net income	$5,105,445	$21,651,371
Less loss attributable to non-controlling interest	(203,673)	(83,339)
Net income attributable to The Hagerty Group, LLC	$5,309,118	$21,734,710
Weighted average units	100,000	100,000
Earnings per unit	$53.09	$217.35

Net income	$10,039,117	$4,205,870	$8,473,798
Less loss attributable to non-controlling interest	126,959	—	—
Net income to The Hagerty Group, LLC	$10,166,076	$4,205,870	$8,473,798
Weighted average units	100,000	75,665	—
Earnings per unit	$101.66	$55.59	$—